Summary of significant accounting policies (Details 3) - Argentina Consumer Price [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Level of price index	384.01	284.14	284.14
Price index movements	35.5	54.2	54.2